UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3430

Oppenheimer Limited-Term Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 5/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS May 31, 2018 Unaudited

	Principal Amount	Value
Asset-Backed Securities—15.4%
Auto Loan—13.1%
American Credit Acceptance Receivables Trust:
Series 2015-1, Cl. C, 4.29%, 4/12/21[1]	$2,587,300	$2,598,165
Series 2015-2, Cl. C, 4.32%, 5/12/21[1]	3,641,506	3,657,829
Series 2015-3, Cl. B, 3.56%, 10/12/21[1]	133,466	133,497
Series 2015-3, Cl. C, 4.84%, 10/12/21[1]	1,330,000	1,343,457
Series 2015-3, Cl. D, 5.86%, 7/12/22[1]	1,085,000	1,104,398
Series 2017-3, Cl. B, 2.25%, 1/11/21[1]	1,765,000	1,759,972
Series 2017-4, Cl. B, 2.61%, 5/10/21[1]	734,000	731,116
Series 2017-4, Cl. C, 2.94%, 1/10/24[1]	2,083,000	2,072,134
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	3,042,000	3,022,111
AmeriCredit Automobile Receivables Trust:
Series 2014-3, Cl. D, 3.13%, 10/8/20	5,345,000	5,360,666
Series 2014-4, Cl. C, 2.47%, 11/9/20	2,000,000	1,998,761
Series 2015-2, Cl. D, 3.00%, 6/8/21	3,850,000	3,850,598
Series 2017-2, Cl. D, 3.42%, 4/18/23	3,075,000	3,056,321
Series 2017-4, Cl. D, 3.08%, 12/18/23	1,480,000	1,458,652
Cabela’s Credit Card Master Note Trust, Series 2015-2, Cl. A2, 2.589% [LIBOR01M+67], 7/17/23[2]	1,725,000	1,739,551
California Republic Auto Receivables Trust:
Series 2014-2, Cl. C, 3.29%, 3/15/21	450,000	449,103
Series 2014-4, Cl. C, 3.56%, 9/15/21	700,000	697,274
Capital Auto Receivables Asset Trust:
Series 2014-3, Cl. D, 3.14%, 2/20/20	3,750,000	3,757,764
Series 2017-1, Cl. D, 3.15%, 2/20/25[1]	435,000	430,732
CarFinance Capital Auto Trust:
Series 2014-1A, Cl. D, 4.90%, 4/15/20[1]	1,680,000	1,686,220
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	104,562	104,372
CarMax Auto Owner Trust:
Series 2014-2, Cl. D, 2.58%, 11/16/20	1,570,000	1,569,782
Series 2015-2, Cl. D, 3.04%, 11/15/21	750,000	748,919
Series 2015-3, Cl. D, 3.27%, 3/15/22	2,615,000	2,615,567
Series 2016-1, Cl. D, 3.11%, 8/15/22	1,915,000	1,910,638
Series 2016-3, Cl. D, 2.94%, 1/17/23	1,155,000	1,141,926
Series 2016-4, Cl. D, 2.91%, 4/17/23	2,700,000	2,659,312
Series 2017-1, Cl. D, 3.43%, 7/17/23	2,345,000	2,338,222
Series 2017-4, Cl. D, 3.30%, 5/15/24	1,120,000	1,107,227
Series 2018-1, Cl. D, 3.37%, 7/15/24	810,000	801,138
CIG Auto Receivables Trust, Series 2017-1A, Cl. A, 2.71%, 5/15/23[1]	1,029,702	1,023,700
CPS Auto Receivables Trust:
Series 2013-C, Cl. D, 6.59%, 8/15/19[1]	1,040,000	1,041,731
Series 2017-C, Cl. A, 1.78%, 9/15/20[1]	464,859	463,037
Series 2017-C, Cl. B, 2.30%, 7/15/21[1]	1,035,000	1,026,767
Series 2017-D, Cl. B, 2.43%, 1/18/22[1]	1,855,000	1,836,626
Series 2018-A, Cl. B, 2.77%, 4/18/22[1]	1,537,000	1,526,780
Series 2018-B, Cl. A, 2.72%, 9/15/21[1]	3,397,186	3,396,399
Series 2018-B, Cl. B, 3.23%, 7/15/22[1]	1,880,000	1,879,694
CPS Auto Trust, Series 2017-A, Cl. B, 2.68%, 5/17/21[1]	440,000	438,922

1      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
Credit Acceptance Auto Loan Trust:
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	$2,225,000	$2,200,861
Series 2018-1A, Cl. B, 3.60%, 4/15/27[1]	1,555,000	1,552,421
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]	2,215,000	2,201,681
Series 2018-2A, Cl. C, 4.16%, 9/15/27[1]	1,345,000	1,344,777
Drive Auto Receivables Trust:
Series 2015-BA, Cl. D, 3.84%, 7/15/21[1]	180,000	181,242
Series 2015-CA, Cl. D, 4.20%, 9/15/21[1]	920,000	929,431
Series 2015-DA, Cl. C, 3.38%, 11/15/21[1]	1,013,949	1,016,225
Series 2016-CA, Cl. C, 3.02%, 11/15/21[1]	3,500,000	3,505,963
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,685,000	1,712,431
Series 2017-1, Cl. B, 2.36%, 3/15/21	1,595,000	1,592,729
Series 2017-2, Cl. B, 2.25%, 6/15/21	1,035,000	1,032,729
Series 2017-2, Cl. C, 2.75%, 9/15/23	1,135,000	1,132,560
Series 2017-3, Cl. C, 2.80%, 7/15/22	3,840,000	3,831,290
Series 2017-AA, Cl. C, 2.98%, 1/18/22[1]	2,525,000	2,527,675
Series 2017-BA, Cl. D, 3.72%, 10/17/22[1]	2,255,000	2,271,296
Series 2018-1, Cl. C, 3.22%, 3/15/23	4,000,000	3,992,723
Series 2018-1, Cl. D, 3.81%, 5/15/24	3,320,000	3,320,834
Series 2018-2, Cl. D, 4.14%, 8/15/24	3,770,000	3,797,710
DT Auto Owner Trust:
Series 2015-2A, Cl. D, 4.25%, 2/15/22[1]	2,150,000	2,165,419
Series 2015-3A, Cl. D, 4.53%, 10/17/22[1]	5,000,000	5,064,616
Series 2016-1A, Cl. C, 3.54%, 10/15/21[1]	1,163,962	1,166,165
Series 2016-2A, Cl. C, 3.67%, 1/18/22[1]	2,507,332	2,515,155
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	1,950,000	2,019,314
Series 2017-1A, Cl. C, 2.70%, 11/15/22[1]	1,140,000	1,136,186
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	985,000	987,633
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]	1,525,000	1,548,135
Series 2017-2A, Cl. B, 2.44%, 2/15/21[1]	2,407,000	2,403,744
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	1,835,000	1,835,999
Series 2017-3A, Cl. B, 2.40%, 5/17/21[1]	1,925,000	1,916,623
Series 2017-3A, Cl. E, 5.60%, 8/15/24[1]	1,790,000	1,807,915
Series 2017-4A, Cl. C, 2.86%, 7/17/23[1]	5,300,000	5,276,934
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	3,275,000	3,260,129
Series 2017-4A, Cl. E, 5.15%, 11/15/24[1]	1,555,000	1,552,024
Series 2018-1A, Cl. B, 3.04%, 1/18/22[1]	1,765,000	1,763,152
Exeter Automobile Receivables Trust:
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	1,088,877	1,089,678
Series 2016-2A, Cl. C, 5.96%, 2/15/22[1]	1,800,000	1,860,042
Series 2017-3A, Cl. A, 2.05%, 12/15/21[1]	1,005,377	1,000,162
Series 2018-1A, Cl. B, 2.75%, 4/15/22[1]	1,680,000	1,667,692
Flagship Credit Auto Trust, Series 2016-1, Cl. C, 6.22%, 6/15/22[1]	3,570,000	3,726,938
GLS Auto Receivables Trust, Series 2018-1A, Cl. A, 2.82%, 7/15/22[1]	3,900,459	3,883,507
GM Financial Automobile Leasing Trust, Series 2017-3, Cl. C, 2.73%, 9/20/21	1,230,000	1,217,523

2      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Auto Loan (Continued)
Navistar Financial Dealer Note Master Owner Trust II:
Series 2016-1, Cl. D, 5.26% [LIBOR01M+330], 9/27/21[1,2]	$775,000	$780,682
Series 2017-1, Cl. C, 3.51% [LIBOR01M+155], 6/27/22[1,2]	605,000	607,894
Series 2017-1, Cl. D, 4.26% [LIBOR01M+230], 6/27/22[1,2]	700,000	700,733
Santander Drive Auto Receivables Trust:
Series 2014-1, Cl. D, 2.91%, 4/15/20	685,571	685,729
Series 2014-4, Cl. D, 3.10%, 11/16/20	4,240,000	4,249,953
Series 2015-1, Cl. C, 2.57%, 4/15/21	1,394,844	1,394,702
Series 2015-2, Cl. D, 3.02%, 4/15/21	2,035,000	2,039,419
Series 2015-3, Cl. D, 3.49%, 5/17/21	2,615,000	2,631,355
Series 2015-4, Cl. C, 2.97%, 3/15/21	1,986,385	1,989,704
Series 2015-5, Cl. C, 2.74%, 12/15/21	1,659,075	1,659,699
Series 2016-2, Cl. D, 3.39%, 4/15/22	2,580,000	2,591,919
Series 2017-1, Cl. D, 3.17%, 4/17/23	1,595,000	1,592,859
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]	4,585,000	4,677,001
Series 2017-2, Cl. D, 3.49%, 7/17/23	1,640,000	1,643,437
Series 2017-3, Cl. D, 3.20%, 11/15/23	2,935,000	2,917,705
Series 2018-1, Cl. D, 3.32%, 3/15/24	1,195,000	1,185,340
Series 2018-2, Cl. D, 3.88%, 2/15/24	2,015,000	2,015,397
Santander Retail Auto Lease Trust, Series 2017-A, Cl. C, 2.96%, 11/21/22[1]	2,015,000	1,990,568
TCF Auto Receivables Owner Trust, Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	1,230,000	1,222,984
United Auto Credit Securitization Trust, Series 2018-1, Cl. C, 3.05%, 9/10/21[1]	2,660,000	2,652,527
Veros Automobile Receivables Trust, Series 2017-1, Cl. A, 2.84%, 4/17/23[1]	1,044,629	1,040,641
Westlake Automobile Receivables Trust:
Series 2016-1A, Cl. E, 6.52%, 6/15/22[1]	2,770,000	2,830,895
Series 2017-2A, Cl. E, 4.63%, 7/15/24[1]	3,255,000	3,273,665
Series 2018-1A, Cl. C, 2.92%, 5/15/23[1]	1,740,000	1,727,296
Series 2018-1A, Cl. D, 3.41%, 5/15/23[1]	2,305,000	2,295,904

		207,946,351
Credit Card—1.8%
Cabela’s Credit Card Master Note Trust:
Series 2015-1A, Cl. A2, 2.459% [LIBOR01M+54], 3/15/23[2]	2,200,000	2,209,896
Series 2016-1, Cl. A1, 1.78%, 6/15/22	3,200,000	3,169,010
Series 2016-1, Cl. A2, 2.769% [LIBOR01M+85], 6/15/22[2]	250,000	251,806
Citibank Credit Card Issuance Trust, Series 2014-A6, Cl. A6, 2.15%, 7/15/21	1,220,000	1,213,284
Discover Card Execution Note Trust, Series 2016-A4, Cl. A4, 1.39%, 3/15/22	700,000	688,313
World Financial Network Credit Card Master Trust:
Series 2016-B, Cl. A, 1.44%, 6/15/22	2,305,000	2,299,898
Series 2016-C, Cl. A, 1.72%, 8/15/23	365,000	359,744
Series 2017-A, Cl. A, 2.12%, 3/15/24	4,150,000	4,083,956
Series 2017-B, Cl. A, 1.98%, 6/15/23	3,195,000	3,167,802
Series 2017-C, Cl. A, 2.31%, 8/15/24	4,480,000	4,407,824

3      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Credit Card (Continued)
World Financial Network Credit Card Master Trust: (Continued)
Series 2018-A, Cl. A, 3.07%, 12/16/24	$6,205,000	$6,191,048

		28,042,581
Equipment—0.4%
CCG Receivables Trust:
Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	2,355,000	2,313,483
Series 2018-1, Cl. B, 3.09%, 6/16/25[1]	1,030,000	1,023,606
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	290,000	288,225
CNH Equipment Trust, Series 2017-C, Cl. B, 2.54%, 5/15/25	750,000	734,042
Structured Asset Securities Corp., Interest-Only Stripped Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 99.999%, 2/25/32[3]	2,265,372	187,091
Verizon Owner Trust, Series 2017-3A, Cl. A1A, 2.06%, 4/20/22[1]	1,980,000	1,952,541

		6,498,988
Loans: Other—0.1%
Dell Equipment Finance Trust, Series 2017-2, Cl. B, 2.47%, 10/24/22[1]	740,000	729,268
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	1,391,774	1,383,440

		2,112,708

Total Asset-Backed Securities (Cost $245,326,422)		244,600,628
Mortgage-Backed Obligations—33.2%
Government Agency—20.7%
FHLMC/FNMA/FHLB/Sponsored—15.6%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	3,351	3,376
5.00%, 7/1/33-6/1/34	506,508	542,196
5.50%, 9/1/39	1,365,335	1,468,113
6.00%, 1/1/22-7/1/24	457,365	503,429
6.50%, 4/1/21-4/1/34	199,248	221,629
7.00%, 10/1/31-3/1/35	1,063,919	1,184,594
7.50%, 1/1/32-2/1/32	846,193	984,735
9.00%, 8/1/22-5/1/25	9,906	10,555
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 99.999%, 2/1/28[3]	44,139	9,181
Series 205, Cl. IO, 54.922%, 9/1/29[3]	300,659	64,913
Series 206, Cl. IO, 0.00%, 12/15/29[3,4]	113,560	28,843
Series 243, Cl. 6, 0.00%, 12/15/32[3,4]	110,765	18,743
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	2,781	2,877
Series 1644, Cl. S, 2.264% [D11COF+145], 12/15/23[2]	1,235,024	1,269,151
Series 2043, Cl. ZP, 6.50%, 4/15/28	719,908	792,386
Series 2116, Cl. ZA, 6.00%, 1/15/29	360,577	385,985
Series 2148, Cl. ZA, 6.00%, 4/15/29	551,895	597,487
Series 2220, Cl. PD, 8.00%, 3/15/30	58,758	67,302

4      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2326, Cl. ZP, 6.50%, 6/15/31	$78,911	$85,179
Series 2344, Cl. FP, 2.869% [LIBOR01M+95], 8/15/31[2]	109,831	112,893
Series 2368, Cl. PR, 6.50%, 10/15/31	270,410	298,991
Series 2427, Cl. ZM, 6.50%, 3/15/32	294,254	327,958
Series 2451, Cl. FD, 2.919% [LIBOR01M+100], 3/15/32[2]	62,504	64,378
Series 2461, Cl. PZ, 6.50%, 6/15/32	150,591	163,727
Series 2464, Cl. FI, 2.919% [LIBOR01M+100], 2/15/32[2]	63,761	65,303
Series 2465, Cl. PG, 6.50%, 6/15/32	219,624	242,673
Series 2470, Cl. LF, 2.919% [LIBOR01M+100], 2/15/32[2]	63,949	65,496
Series 2517, Cl. GF, 2.919% [LIBOR01M+100], 2/15/32[2]	50,680	51,906
Series 2551, Cl. LF, 2.419% [LIBOR01M+50], 1/15/33[2]	6,518	6,556
Series 2668, Cl. AZ, 4.00%, 9/15/18	4,097	4,097
Series 3015, Cl. GM, 5.00%, 8/15/35	2,963,219	3,152,417
Series 3848, Cl. WL, 4.00%, 4/15/40	354,332	358,815
Series 3917, Cl. BA, 4.00%, 6/15/38	226,385	225,292
Series 4057, Cl. QI, 5.102%, 6/15/27[3]	7,719,865	660,018
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[3]	61,170	6,582
Series 2079, Cl. S, 99.999%, 7/17/28[3]	109,767	14,099
Series 2122, Cl. S, 64.735%, 2/15/29[3]	356,163	54,523
Series 2304, Cl. SK, 45.082%, 6/15/29[3]	353,218	50,970
Series 2493, Cl. S, 21.05%, 9/15/29[3]	88,958	14,597
Series 2526, Cl. SE, 48.887%, 6/15/29[3]	137,382	20,845
Series 2795, Cl. SH, 99.999%, 3/15/24[3]	883,290	69,484
Series 2920, Cl. S, 20.762%, 1/15/35[3]	921,790	131,558
Series 2922, Cl. SE, 20.901%, 2/15/35[3]	208,671	27,199
Series 2981, Cl. AS, 2.943%, 5/15/35[3]	790,732	86,850
Series 3004, Cl. SB, 99.999%, 7/15/35[3]	1,075,425	106,469
Series 3397, Cl. GS, 0.00%, 12/15/37[3,4]	130,802	21,823
Series 3424, Cl. EI, 0.00%, 4/15/38[3,4]	68,035	6,041
Series 3450, Cl. BI, 11.635%, 5/15/38[3]	1,459,839	203,494
Series 3606, Cl. SN, 15.75%, 12/15/39[3]	306,914	39,759
Series 3659, Cl. IE, 0.00%, 3/15/19[3,4]	101,199	988
Series 3685, Cl. EI, 0.00%, 3/15/19[3,4]	6,206	53
Federal National Mortgage Assn.:
3.00%, 6/1/33-6/1/48[5]	37,170,000	36,136,839
3.50%, 6/1/33[5]	32,995,000	33,430,637
4.00%, 6/1/48[5]	21,645,000	22,111,721
4.50%, 6/1/48[5]	99,280,000	103,631,259
5.00%, 6/1/48[5]	14,060,000	14,905,797
Federal National Mortgage Assn. Pool:
4.50%, 2/1/19-12/1/20	342,382	344,845
5.00%, 6/1/18-6/1/22	138,642	140,762
5.50%, 2/1/35-5/1/36	443,451	483,552
6.00%, 6/1/30-3/1/37	3,230,419	3,584,963
6.50%, 5/1/28-1/1/34	2,677,800	2,978,499

5      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn. Pool: (Continued) 7.00%, 1/1/30-4/1/34	$2,246,744	$2,540,281
7.50%, 2/1/27-8/1/33	2,006,934	2,287,143
8.00%, 12/1/22	6,312	6,797
8.50%, 7/1/32	7,808	7,943
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[3]	209,765	27,497
Series 252, Cl. 2, 99.999%, 11/25/23[3]	100,926	13,852
Series 303, Cl. IO, 99.999%, 11/25/29[3]	1,211,663	286,026
Series 319, Cl. 2, 32.942%, 2/25/32[3]	207,280	46,574
Series 321, Cl. 2, 17.924%, 4/25/32[3]	310,318	73,624
Series 324, Cl. 2, 12.976%, 7/25/32[3]	132,594	32,307
Series 328, Cl. 2, 0.00%, 12/25/32[3,4]	743,491	170,821
Series 334, Cl. 12, 0.00%, 3/25/33[3,4]	440,480	94,053
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	351,946	77,979
Series 351, Cl. 10, 99.999%, 4/25/34[3]	290,173	70,975
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	285,492	56,315
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	205,088	44,615
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	100,452	21,957
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	187,631	46,054
Series 364, Cl. 15, 0.00%, 9/25/35[3,4]	260,726	51,578
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 11.783%, 9/25/32[6]	54,244	46,359
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1992-161, Cl. H, 7.50%, 9/25/22	559,914	596,555
Series 1993-87, Cl. Z, 6.50%, 6/25/23	180,945	190,517
Series 1999-54, Cl. LH, 6.50%, 11/25/29	150,006	163,246
Series 2002-29, Cl. F, 2.96% [LIBOR01M+100], 4/25/32[2]	71,913	73,706
Series 2002-64, Cl. FJ, 2.96% [LIBOR01M+100], 4/25/32[2]	22,136	22,689
Series 2002-68, Cl. FH, 2.435% [LIBOR01M+50], 10/18/32[2]	41,742	41,935
Series 2003-112, Cl. AN, 4.00%, 11/25/18	10,238	10,244
Series 2003-116, Cl. FA, 2.36% [LIBOR01M+40], 11/25/33[2]	77,820	77,896
Series 2003-130, Cl. CS, 10.181% [-2 x LIBOR01M+1,410], 12/25/33[2]	40,634	42,049
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,456,721
Series 2006-11, Cl. PS, 17.381% [-3.667 x LIBOR01M+2,456.67], 3/25/36[2]	141,319	206,362
Series 2006-46, Cl. SW, 17.014% [-3.667 x LIBOR01M+2,419.92], 6/25/36[2]	84,252	116,268
Series 2006-50, Cl. KS, 17.014% [-3.667 x LIBOR01M+2,420], 6/25/36[2]	163,500	233,488
Series 2006-50, Cl. SK, 17.014% [-3.667 x LIBOR01M+2,420], 6/25/36[2]	446,739	626,489
Series 2007-9, Cl. LE, 5.50%, 3/25/37	1,900,582	2,029,538
Series 2010-43, Cl. KG, 3.00%, 1/25/21	47,385	47,421
Series 2011-15, Cl. DA, 4.00%, 3/25/41	207,787	207,327
Series 2011-3, Cl. KA, 5.00%, 4/25/40	643,432	671,466
Series 2011-88, Cl. AB, 2.50%, 9/25/26	24,132	24,107
Series 2012-20, Cl. FD, 2.36% [LIBOR01M+40], 3/25/42[2]	182,383	182,509

6      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-61, Cl. SH, 4.70%, 11/18/31[3]	$256,051	$44,486
Series 2001-63, Cl. SD, 26.711%, 12/18/31[3]	97,479	15,158
Series 2001-68, Cl. SC, 23.799%, 11/25/31[3]	69,601	11,502
Series 2001-81, Cl. S, 5.707%, 1/25/32[3]	66,894	11,055
Series 2002-28, Cl. SA, 8.13%, 4/25/32[3]	67,424	11,331
Series 2002-38, Cl. SO, 27.547%, 4/25/32[3]	128,138	18,766
Series 2002-39, Cl. SD, 29.357%, 3/18/32[3]	135,429	24,050
Series 2002-41, Cl. S, 23.924%, 7/25/32[3]	421,135	73,592
Series 2002-48, Cl. S, 8.819%, 7/25/32[3]	105,501	18,808
Series 2002-52, Cl. SD, 36.649%, 9/25/32[3]	121,300	21,037
Series 2002-52, Cl. SL, 7.298%, 9/25/32[3]	69,010	12,054
Series 2002-53, Cl. SK, 40.563%, 4/25/32[3]	84,477	15,373
Series 2002-56, Cl. SN, 9.972%, 7/25/32[3]	144,159	25,699
Series 2002-77, Cl. IS, 26.372%, 12/18/32[3]	218,309	39,413
Series 2002-77, Cl. SH, 12.937%, 12/18/32[3]	93,617	15,173
Series 2002-9, Cl. MS, 6.126%, 3/25/32[3]	107,235	19,372
Series 2003-25, Cl. IK, 70.33%, 4/25/33[3]	1,828,306	417,217
Series 2003-33, Cl. SP, 7.95%, 5/25/33[3]	239,244	47,600
Series 2003-4, Cl. S, 0.137%, 2/25/33[3]	142,130	27,299
Series 2005-12, Cl. SC, 24.405%, 3/25/35[3]	97,647	13,649
Series 2005-14, Cl. SE, 17.676%, 3/25/35[3]	752,132	85,290
Series 2005-40, Cl. SB, 22.503%, 5/25/35[3]	558,894	66,557
Series 2005-52, Cl. JH, 32.614%, 5/25/35[3]	333,307	40,908
Series 2005-6, Cl. SE, 81.578%, 2/25/35[3]	1,356,524	189,144
Series 2007-88, Cl. XI, 0.00%, 6/25/37[3,4]	289,826	44,080
Series 2008-55, Cl. SA, 0.00%, 7/25/38[3,4]	114,847	10,805
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	8,730	432
Series 2010-95, Cl. DI, 13.596%, 11/25/20[3]	288,085	5,809
Series 2011-96, Cl. SA, 8.483%, 10/25/41[3]	896,869	124,442
Series 2012-134, Cl. SA, 3.054%, 12/25/42[3]	1,836,818	311,226
Series 2012-40, Cl. PI, 10.20%, 4/25/41[3]	1,040,817	163,779
Series 2013-2, Cl. IA, 7.655%, 2/25/43[3]	537,230	100,603
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1995-2B, Cl. 2IO, 0.00%, 6/15/25[3,4]	1,945,980	34,335

		248,728,729
GNMA/Guaranteed—5.1%
Government National Mortgage Assn. I Pool:
6.50%, 11/15/23-12/15/23	8,354	9,324
7.00%, 1/15/28-8/15/28	82,215	86,417
7.50%, 9/15/22-11/15/26	55,885	57,840
8.00%, 9/15/18-8/15/28	17,462	17,613
10.00%, 5/15/19-6/15/19	3,244	3,253
10.50%, 10/15/18-12/15/20	2,852	2,859
Government National Mortgage Assn. II Pool:
4.00%, 6/1/48[5]	40,400,000	41,463,656
4.50%, 6/1/48[5]	38,055,000	39,580,174

7      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
GNMA/Guaranteed (Continued)
Government National Mortgage Assn. II Pool: (Continued) 7.00%, 1/20/30	$22,813	$26,368
11.00%, 10/20/19	2,302	2,309
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2007-17, Cl. AI, 47.708%, 4/16/37[3]	1,561,553	221,131
Series 2011-52, Cl. HS, 23.045%, 4/16/41[3]	2,494,980	290,502

		81,761,446
Non-Agency—12.5%
Commercial—5.8%
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 3.41% [H15T1Y+210], 9/26/35[1,2]	162,695	163,458
Series 2012-RR6, Cl. RR6, 2.054%, 11/26/36[1]	529,017	526,732
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2018-B1, Cl. XA, 0.00%, 1/15/51[3,4]	26,473,692	1,060,751
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24[3],[4,7,8]	445,850	10,293
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-CD6, Cl. XA, 12.196%, 11/13/50[3]	9,251,926	584,687
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 3.568%, 1/25/36[9]	720,572	681,045
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Cl. AAB, 2.608%, 9/10/45	1,123,669	1,115,590
Series 2014-GC21, Cl. AAB, 3.477%, 5/10/47	1,065,000	1,078,265
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C4, Cl. XA, 11.777%, 10/12/50[3]	24,292,344	1,818,578
COMM Mortgage Trust:
Series 2012-CR3, Cl. ASB, 2.372%, 10/15/45	212,009	209,415
Series 2012-LC4, Cl. A3, 3.069%, 12/10/44	447,473	447,905
Series 2013-CR13, Cl. ASB, 3.706%, 11/10/46	2,043,000	2,077,673
Series 2014-CR17, Cl. ASB, 3.598%, 5/10/47	4,840,000	4,919,157
Series 2014-CR20, Cl. ASB, 3.305%, 11/10/47	715,000	719,523
Series 2015-CR22, Cl. A2, 2.856%, 3/10/48	1,405,000	1,404,377
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 20.954%, 12/10/45[3]	12,863,707	730,707
Connecticut Avenue Securities, Series 2014-C01, Cl. M2, 6.36% [US0001M+440], 1/25/24[2]	4,000,000	4,571,008
FREMF Mortgage Trust:
Series 2011-K10, Cl. B, 4.622%, 11/25/49[1,9]	4,025,000	4,155,629
Series 2012-K705, Cl. B, 4.158%, 9/25/44[1,9]	1,000,000	1,001,439
Series 2012-K705, Cl. C, 4.158%, 9/25/44[1,9]	425,000	424,944
Series 2012-K706, Cl. C, 4.03%, 11/25/44[1,9]	3,762,000	3,763,355
Series 2012-K707, Cl. C, 3.883%, 1/25/47[1,9]	4,000,000	3,997,375
Series 2012-K708, Cl. C, 3.75%, 2/25/45[1,9]	4,635,000	4,649,123
Series 2012-K709, Cl. C, 3.741%, 4/25/45[1,9]	1,057,000	1,061,123
Series 2012-K710, Cl. C, 3.812%, 6/25/47[1,9]	5,295,000	5,321,488
Series 2012-K711, Cl. B, 3.562%, 8/25/45[1,9]	3,390,000	3,406,747
Series 2013-K25, Cl. C, 3.619%, 11/25/45[1,9]	2,362,000	2,297,685
Series 2013-K26, Cl. C, 3.598%, 12/25/45[1,9]	1,642,030	1,594,943
Series 2013-K27, Cl. C, 3.496%, 1/25/46[1,9]	530,000	512,007

8      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Commercial (Continued)
FREMF Mortgage Trust: (Continued)
Series 2013-K28, Cl. C, 3.49%, 6/25/46[1,9]	$530,000	$513,624
Series 2013-K30, Cl. C, 3.557%, 6/25/45[1,9]	917,000	877,579
Series 2013-K713, Cl. C, 3.163%, 4/25/46[1,9]	912,000	908,964
Series 2014-K714, Cl. C, 3.849%, 1/25/47[1,9]	4,000,000	3,959,054
Series 2014-K715, Cl. C, 4.125%, 2/25/46[1,9]	1,435,000	1,435,067
Series 2015-K721, Cl. B, 3.565%, 11/25/47[1,9]	1,150,000	1,133,201
Series 2017-K724, Cl. B, 3.487%, 11/25/23[1,9]	1,395,000	1,349,836
GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Cl. A, 2.933%, 6/5/31[1]	4,940,000	4,947,988
GS Mortgage Securities Trust:
Series 2013-GC12, Cl. AAB, 2.678%, 6/10/46	379,997	376,976
Series 2014-GC18, Cl. AAB, 3.648%, 1/10/47	960,000	975,627
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6.00%, 4/25/37[1,9]	678,805	654,729
Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2000-PH1, Cl. X, 0.00%, 1/17/34[3,4,7]	47,520	203
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Cl. ASB, 3.144%, 5/15/45	1,558,871	1,564,408
Series 2012-LC9, Cl. A4, 2.611%, 12/15/47	240,000	236,685
Series 2013-C16, Cl. AS, 4.517%, 12/15/46	2,335,000	2,431,585
Series 2013-LC11, Cl. ASB, 2.554%, 4/15/46	533,087	527,479
Series 2016-JP3, Cl. A2, 2.435%, 8/15/49	2,400,000	2,347,956
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 3.69%, 7/25/35[9]	666,328	685,169
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Cl. ASB, 3.705%, 1/15/47	790,000	803,821
Series 2014-C18, Cl. A3, 3.578%, 2/15/47	1,185,000	1,191,098
Series 2014-C19, Cl. ASB, 3.584%, 4/15/47	445,000	450,908
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 0.00%, 7/26/24[1,8,9]	52,879	38,785
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Cl. AAB, 2.469%, 2/15/46	1,059,957	1,048,317
Series 2016-C29, Cl. A1, 1.597%, 5/15/49	706,688	695,893
Morgan Stanley Capital I, Inc., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-HR2, Cl. XA, 0.00%, 12/15/50[3,4]	8,783,109	529,390
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 3.039%, 11/26/36[1,9]	833,797	833,005
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.457%, 6/26/46[1,9]	281,922	281,593
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 3.564%, 7/26/45[1,9]	133,107	136,413
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 3.615%, 8/25/34[9]	78,310	78,783
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C5, Cl. XA, 0.00%, 11/15/50[3,4]	15,280,573	1,031,770
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Cl. ASB, 2.934%, 5/15/48	3,750,000	3,712,227
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C42, Cl. XA, 0.00%, 12/15/50[3,4]	12,215,152	829,999

9      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Cl. A3, 3.528%, 9/15/57	$475,000	$478,796
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0.00%, 3/15/44[1],[3,4]	8,206,813	236,410

		91,608,360
Multi-Family—0.1%
Connecticut Avenue Securities, Series 2014-C02, Cl. 2M2, 4.56% [US0001M+260], 5/25/24[2]	1,843,345	1,949,736
Residential—6.6%
Banc of America Funding Trust, Series 2014-R7, Cl. 3A1, 3.787%, 3/26/36[1,9]	690,164	696,366
Bear Stearns ARM Trust:
Series 2005-9, Cl. A1, 3.52% [H15T1Y+230], 10/25/35[2]	498,148	511,157
Series 2006-1, Cl. A1, 3.67% [H15T1Y+225], 2/25/36[2]	1,097,541	1,105,849
CHL Mortgage Pass-Through Trust:
Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	862,811	861,238
Series 2005-J4, Cl. A7, 5.50%, 11/25/35	820,504	823,606
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Cl. 1A1, 4.28% [H15T1Y+240], 10/25/35[2]	2,243,864	2,268,624
Series 2012-8, Cl. 1A1, 3.819%, 10/25/35[1,9]	147,620	147,972
Connecticut Avenue Securities:
Series 2014-C02, Cl. 1M1, 2.91% [US0001M+95], 5/25/24[2]	1,522,395	1,526,142
Series 2014-C02, Cl. 1M2, 4.56% [US0001M+260], 5/25/24[2]	3,500,000	3,714,920
Series 2014-C03, Cl. 1M2, 4.96% [US0001M+300], 7/25/24[2]	3,676,990	3,932,918
Series 2014-C04, Cl. 1M2, 6.86% [US0001M+490], 11/25/24[2]	3,437,261	3,937,954
Series 2015-C01, Cl. 1M2, 6.26% [US0001M+430], 2/25/25[2]	2,119,032	2,345,448
Series 2016-C03, Cl. 1M1, 3.96% [US0001M+200], 10/25/28[2]	848,217	859,514
Series 2016-C07, Cl. 2M1, 3.26% [US0001M+130], 5/25/29[2]	1,782,822	1,789,410
Series 2017-C02, Cl. 2M1, 3.11% [US0001M+115], 9/25/29[2]	5,002,836	5,034,002
Series 2017-C03, Cl. 1M1, 2.91% [US0001M+95], 10/25/29[2]	4,069,262	4,093,596
Series 2017-C04, Cl. 2M1, 2.81% [US0001M+85], 11/25/29[2]	4,130,309	4,143,318
Series 2017-C06, Cl. 1M1, 2.71% [US0001M+75], 2/25/30[2]	1,691,467	1,694,650
Series 2017-C07, Cl. 1M1, 2.61% [US0001M+65], 5/25/30[2]	2,621,140	2,624,215
Series 2017-C07, Cl. 2M1, 2.61% [US0001M+65], 5/25/30[2]	2,931,349	2,933,015
Series 2018-C01, Cl. 1M1, 2.56% [US0001M+60], 7/25/30[2]	3,615,220	3,614,139
Series 2018-C02, Cl. 2M1, 2.61% [US0001M+65], 8/25/30[2]	1,440,693	1,441,235
Series 2018-C03, Cl. 1M1, 2.64% [US0001M+68], 10/25/30[2]	3,720,000	3,721,351
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 3.543%, 7/25/35[9]	272,108	274,843
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 2.27% [US0001M+31], 7/25/35[2]	226,601	226,454
RALI Trust, Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	7,821	7,038
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN2, Cl. M2, 6.21% [US0001M+425], 11/25/23[2]	3,397,263	3,780,410
Series 2014-DN1, Cl. M2, 4.16% [US0001M+220], 2/25/24[2]	710,167	731,628

10      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Residential (Continued)
Structured Agency Credit Risk Debt Nts.: (Continued)
Series 2014-DN1, Cl. M3, 6.46% [US0001M+450], 2/25/24[2]	$1,260,000	$1,454,573
Series 2014-DN2, Cl. M3, 5.56% [US0001M+360], 4/25/24[2]	2,885,000	3,213,124
Series 2014-DN4, Cl. M3, 6.51% [US0001M+455], 10/25/24[2]	506,554	564,482
Series 2014-HQ2, Cl. M2, 4.16% [US0001M+220], 9/25/24[2]	1,249,846	1,285,348
Series 2014-HQ2, Cl. M3, 5.71% [US0001M+375], 9/25/24[2]	3,100,000	3,571,036
Series 2015-HQA2, Cl. M2, 4.76% [US0001M+280], 5/25/28[2]	169,670	174,538
Series 2016-DNA1, Cl. M2, 4.86% [US0001M+290], 7/25/28[2]	455,431	467,359
Series 2016-DNA3, Cl. M1, 3.06% [US0001M+110], 12/25/28[2]	55,824	55,850
Series 2016-DNA4, Cl. M1, 2.76% [US0001M+80], 3/25/29[2]	623,453	623,798
Series 2016-HQA3, Cl. M1, 2.76% [US0001M+80], 3/25/29[2]	2,800,236	2,803,675
Series 2016-HQA4, Cl. M1, 2.76% [US0001M+80], 4/25/29[2]	1,907,943	1,908,593
Series 2017-HQA1, Cl. M1, 3.16% [US0001M+120], 8/25/29[2]	4,553,075	4,587,034
Series 2017-HQA2, Cl. M1, 2.76% [US0001M+80], 12/25/29[2]	2,360,767	2,366,182
Series 2017-HQA3, Cl. M1, 2.51% [US0001M+55], 4/25/30[2]	6,880,390	6,877,736
Series 2018-DNA1, Cl. M1, 2.41% [US0001M+45], 7/25/30[2]	7,341,819	7,318,198
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 3.46%, 10/25/33[9]	321,722	326,699
Series 2005-AR14, Cl. 1A4, 3.402%, 12/25/35[9]	115,507	116,729
Series 2005-AR16, Cl. 1A1, 3.391%, 12/25/35[9]	496,315	498,647
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1, Cl. 1A1, 3.839%, 2/25/35[9]	1,295,694	1,328,486
Series 2005-AR15, Cl. 1A2, 3.553%, 9/25/35[9]	1,156,618	1,126,452
Series 2005-AR4, Cl. 2A2, 3.961%, 4/25/35[9]	2,011,015	2,027,859
Series 2006-AR10, Cl. 1A1, 3.948%, 7/25/36[9]	51,536	50,529
Series 2006-AR10, Cl. 5A5, 3.942%, 7/25/36[9]	1,133,972	1,149,999
Series 2006-AR7, Cl. 2A4, 4.32%, 5/25/36[9]	115,252	118,078
Series 2006-AR8, Cl. 2A1, 3.76%, 4/25/36[9]	1,846,511	1,878,651
Series 2006-AR8, Cl. 2A4, 3.76%, 4/25/36[9]	185,843	189,077

		104,923,744

Total Mortgage-Backed Obligations (Cost $527,134,435)		528,972,015
U.S. Government Obligations—0.2%
Federal Home Loan Mortgage Corp. Nts.:
1.625% Nts., 9/29/20	1,381,000	1,354,372
1.875% Nts., 11/17/20	1,663,000	1,637,120
Federal National Mortgage Assn. Nts., 2.50%, 4/13/21	541,000	539,363

Total U.S. Government Obligations (Cost $3,579,894)		3,530,855

11      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Corporate Bonds and Notes—66.5%
Consumer Discretionary—10.4%
Auto Components—0.4%
Goodyear Tire & Rubber Co. (The), 5.125% Sr. Unsec. Nts., 11/15/23	$3,400,000	$3,401,700
ZF North America Capital, Inc., 4.00% Sr. Unsec. Nts., 4/29/20[1]	3,400,000	3,425,500

		6,827,200
Automobiles—2.9%
BMW US Capital LLC, 3.45% Sr. Unsec. Nts., 4/12/23[1]	4,800,000	4,784,025
Daimler Finance North America LLC, 3.70% Sr. Unsec. Nts., 5/4/23[1]	7,000,000	7,018,266
Ford Motor Credit Co. LLC:
2.459% Sr. Unsec. Nts., 3/27/20	3,000,000	2,956,421
4.14% Sr. Unsec. Nts., 2/15/23	3,500,000	3,527,373
General Motors Financial Co., Inc.:
3.45% Sr. Unsec. Nts., 1/14/22	2,600,000	2,581,531
3.45% Sr. Unsec. Nts., 4/10/22	3,600,000	3,564,274
Harley-Davidson Financial Services, Inc., 3.35% Sr. Unsec. Nts., 2/15/23[1]	7,000,000	6,894,106
Hyundai Capital America, 3.10% Sr. Unsec. Nts., 4/5/22[1]	6,500,000	6,347,621
Jaguar Land Rover Automotive plc, 3.50% Sr. Unsec. Nts., 3/15/20[1]	2,600,000	2,580,500
Nissan Motor Acceptance Corp., 1.90% Sr. Unsec. Nts., 9/14/21[1]	3,000,000	2,866,908
Volkswagen Group of America Finance LLC, 2.45% Sr. Unsec. Nts., 11/20/19[1]	3,560,000	3,532,870

		46,653,895
Hotels, Restaurants & Leisure—0.9%
Aramark Services, Inc., 5.00% Sr. Unsec. Nts., 4/1/25[1]	3,282,000	3,290,205
International Game Technology plc, 6.25% Sr. Sec. Nts., 2/15/22[1]	3,000,000	3,112,500
Marriott International, Inc., 3.00% Sr. Unsec. Nts., 3/1/19	3,000,000	3,005,704
Royal Caribbean Cruises Ltd., 5.25% Sr. Unsec. Nts., 11/15/22	5,000,000	5,305,732

		14,714,141
Household Durables—1.0%
DR Horton, Inc.:
2.55% Sr. Unsec. Nts., 12/1/20	2,670,000	2,625,112
3.75% Sr. Unsec. Nts., 3/1/19	2,250,000	2,259,073
Lennar Corp.:
2.95% Sr. Unsec. Nts., 11/29/20[1]	3,000,000	2,925,000
4.125% Sr. Unsec. Nts., 1/15/22	2,300,000	2,268,375
PulteGroup, Inc., 4.25% Sr. Unsec. Nts., 3/1/21	3,500,000	3,517,500
Toll Brothers Finance Corp.:
4.00% Sr. Unsec. Nts., 12/31/18	2,600,000	2,606,500

12      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Household Durables (Continued)
Toll Brothers Finance Corp.: (Continued) 4.875% Sr. Unsec. Nts., 11/15/25	$544,000	$524,960

		16,726,520
Internet & Catalog Retail—0.4%
QVC, Inc., 5.125% Sr. Sec. Nts., 7/2/22	5,875,000	6,075,882
Media—3.1%
CBS Corp., 2.90% Sr. Unsec. Nts., 6/1/23[1]	4,400,000	4,197,928
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125% Sr. Unsec. Nts., 2/15/23	3,291,000	3,291,000
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.464% Sr. Sec. Nts., 7/23/22	1,800,000	1,837,759
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	5,106,000	6,339,044
Discovery Communications LLC:
2.20% Sr. Unsec. Nts., 9/20/19	2,000,000	1,980,474
2.75% Sr. Unsec. Nts., 11/15/19[1]	4,100,000	4,085,987
Interpublic Group of Cos., Inc. (The), 4.00% Sr. Unsec. Nts., 3/15/22	5,019,000	5,069,157
Omnicom Group, Inc./Omnicom Capital, Inc., 3.625% Sr. Unsec. Nts., 5/1/22	5,400,000	5,399,693
Sky plc, 2.625% Sr. Unsec. Nts., 9/16/19[1]	1,900,000	1,889,941
Time Warner Cable LLC, 4.00% Sr. Unsec. Nts., 9/1/21	3,600,000	3,620,792
Viacom, Inc., 4.25% Sr. Unsec. Nts., 9/1/23	3,900,000	3,898,193
Virgin Media Secured Finance plc, 5.50% Sr. Sec. Nts., 8/15/26[1]	3,400,000	3,234,250
WPP Finance 2010, 3.75% Sr. Unsec. Nts., 9/19/24	4,100,000	4,003,944

		48,848,162
Multiline Retail—0.3%
Dollar Tree, Inc., 3.70% Sr. Unsec. Nts., 5/15/23	4,000,000	3,990,111
Specialty Retail—1.2%
AutoNation, Inc., 3.35% Sr. Unsec. Nts., 1/15/21	4,000,000	3,983,975
Best Buy Co., Inc., 5.00% Sr. Unsec. Nts., 8/1/18	7,056,000	7,079,454
Gap, Inc. (The), 5.95% Sr. Unsec. Nts., 4/12/21	3,800,000	3,981,614
L Brands, Inc., 6.625% Sr. Unsec. Nts., 4/1/21	3,700,000	3,912,750

		18,957,793
Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc., 4.625% Sr. Unsec. Nts., 5/15/24[1]	3,500,000	3,434,375
Consumer Staples—6.3%
Beverages—2.2%
Anheuser-Busch InBev Finance, Inc., 3.30% Sr. Unsec. Nts., 2/1/23	5,300,000	5,275,722

13      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Beverages (Continued)
Anheuser-Busch InBev Worldwide, Inc., 3.50% Sr. Unsec. Nts., 1/12/24	$3,200,000	$3,196,772
Beam Suntory, Inc., 3.25% Sr. Unsec. Nts., 5/15/22	1,560,000	1,542,150
Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	5,155,000	5,225,591
Maple Escrow Subsidiary, Inc., 4.057% Sr. Unsec. Nts., 5/25/23[1]	6,546,000	6,591,112
Molson Coors Brewing Co., 2.10% Sr. Unsec. Nts., 7/15/21	4,250,000	4,089,824
Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[1]	4,700,000	4,842,438
Suntory Holdings Ltd., 2.55% Sr. Unsec. Nts., 6/28/22[1]	4,000,000	3,849,428

		34,613,037
Food & Staples Retailing—0.8%
Alimentation Couche-Tard, Inc., 2.70% Sr. Unsec. Nts., 7/26/22[1]	3,600,000	3,482,727
Koninklijke Ahold Delhaize NV, 4.125% Sr. Unsec. Nts., 4/10/19	1,089,000	1,089,251
Kroger Co. (The):
2.80% Sr. Unsec. Nts., 8/1/22	2,550,000	2,472,178
2.95% Sr. Unsec. Nts., 11/1/21	3,053,000	3,016,221
Walgreens Boots Alliance, Inc., 3.30% Sr. Unsec. Nts., 11/18/21	3,550,000	3,549,183

		13,609,560
Food Products—2.4%
Bunge Ltd. Finance Corp., 3.00% Sr. Unsec. Nts., 9/25/22	4,300,000	4,157,362
Campbell Soup Co., 3.65% Sr. Unsec. Nts., 3/15/23	4,000,000	3,929,600
General Mills, Inc., 3.20% Sr. Unsec. Nts., 4/16/21	2,000,000	1,997,273
Hershey Co. (The), 3.375% Sr. Unsec. Nts., 5/15/23	4,000,000	4,023,546
Kellogg Co., 3.25% Sr. Unsec. Nts., 5/14/21	3,000,000	3,008,096
Kraft Heinz Foods Co., 3.50% Sr. Unsec. Nts., 7/15/22	5,400,000	5,374,417
Mondelez International, Inc., 3.625% Sr. Unsec. Nts., 5/7/23	6,400,000	6,421,459
Smithfield Foods, Inc.:
2.65% Sr. Unsec. Nts., 10/3/21[1]	2,000,000	1,913,288
3.35% Sr. Unsec. Nts., 2/1/22[1]	4,000,000	3,887,532
Tyson Foods, Inc., 4.50% Sr. Unsec. Nts., 6/15/22	3,800,000	3,939,799

		38,652,372
Tobacco—0.9%
Altria Group, Inc., 2.85% Sr. Unsec. Nts., 8/9/22	4,200,000	4,115,718
BAT Capital Corp., 2.764% Sr. Unsec. Nts., 8/15/22[1]	1,500,000	1,446,850
BAT International Finance plc, 3.50% Sr. Unsec. Nts., 6/15/22[1]	3,850,000	3,823,947
Imperial Brands Finance plc, 3.75% Sr. Unsec. Nts., 7/21/22[1]	4,600,000	4,603,802

		13,990,317
Energy—8.1%
Energy Equipment & Services—0.2%
Schlumberger Holdings Corp., 3.625% Sr. Unsec. Nts., 12/21/22[1]	3,500,000	3,508,937

14      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels—7.9%
Anadarko Petroleum Corp., 6.95% Sr. Unsec. Nts., 6/15/19	$3,700,000	$3,843,022
Andeavor, 4.75% Sr. Unsec. Nts., 12/15/23	1,150,000	1,201,352
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.50% Sr. Unsec. Nts., 12/1/22	6,000,000	5,901,489
Apache Corp., 3.25% Sr. Unsec. Nts., 4/15/22	4,950,000	4,901,627
Buckeye Partners LP, 2.65% Sr. Unsec. Nts., 11/15/18	3,450,000	3,446,081
Canadian Natural Resources Ltd., 2.95% Sr. Unsec. Nts., 1/15/23	3,800,000	3,690,804
Cenovus Energy, Inc., 5.70% Sr. Unsec. Nts., 10/15/19	3,400,000	3,498,726
Columbia Pipeline Group, Inc., 2.45% Sr. Unsec. Nts., 6/1/18	2,000,000	2,000,000
Continental Resources, Inc., 5.00% Sr. Unsec. Nts., 9/15/22	3,400,000	3,455,533
DCP Midstream Operating LP, 9.75% Sr. Unsec. Nts., 3/15/19[1]	1,300,000	1,370,811
Devon Energy Corp., 3.25% Sr. Unsec. Nts., 5/15/22	3,925,000	3,877,020
Enbridge Energy Partners LP, 4.20% Sr. Unsec. Nts., 9/15/21	2,400,000	2,430,054
Enbridge, Inc., 2.90% Sr. Unsec. Nts., 7/15/22	5,000,000	4,846,311
Encana Corp., 6.50% Sr. Unsec. Nts., 5/15/19	3,250,000	3,348,442
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00% Sr. Unsec. Nts., 10/1/22	4,250,000	4,406,408
EnLink Midstream Partners LP, 2.70% Sr. Unsec. Nts., 4/1/19	2,725,000	2,715,401
Enterprise Products Operating LLC:
2.85% Sr. Unsec. Nts., 4/15/21	2,400,000	2,380,064
6.50% Sr. Unsec. Nts., 1/31/19	4,500,000	4,606,752
EOG Resources, Inc., 6.875% Sr. Unsec. Nts., 10/1/18	1,000,000	1,013,977
EQT Corp.:
3.00% Sr. Unsec. Nts., 10/1/22	3,000,000	2,906,022
4.875% Sr. Unsec. Nts., 11/15/21	1,300,000	1,349,251
Florida Gas Transmission Co. LLC, 5.45% Sr. Unsec. Nts., 7/15/20[1]	2,000,000	2,082,166
Husky Energy, Inc., 7.25% Sr. Unsec. Nts., 12/15/19	1,800,000	1,911,327
Kinder Morgan Energy Partners LP, 6.85% Sr. Unsec. Nts., 2/15/20	2,900,000	3,067,594
Magellan Midstream Partners LP, 6.55% Sr. Unsec. Nts., 7/15/19	2,248,000	2,334,407
Marathon Oil Corp., 2.70% Sr. Unsec. Nts., 6/1/20	3,840,000	3,788,474
Marathon Petroleum Corp., 3.40% Sr. Unsec. Nts., 12/15/20	4,500,000	4,525,738
Noble Energy, Inc., 4.15% Sr. Unsec. Nts., 12/15/21	1,645,000	1,678,050
ONEOK Partners LP, 3.375% Sr. Unsec. Nts., 10/1/22	4,800,000	4,754,670
Origin Energy Finance Ltd., 3.50% Sr. Unsec. Nts., 10/9/18[1]	4,870,000	4,873,927
Phillips 66, 2.919% [US0003M+60] Sr. Unsec. Nts., 2/26/21[2]	5,600,000	5,611,681
Pioneer Natural Resources Co., 3.45% Sr. Unsec. Nts., 1/15/21	3,800,000	3,825,598
Plains All American Pipeline LP/PAA Finance Corp., 2.60% Sr. Unsec. Nts., 12/15/19	4,650,000	4,614,101
Sabine Pass Liquefaction LLC, 5.625% Sr. Sec. Nts., 4/15/23	4,100,000	4,379,477
TC PipeLines LP, 4.65% Sr. Unsec. Nts., 6/15/21	2,600,000	2,651,440
Valero Energy Corp., 6.125% Sr. Unsec. Nts., 2/1/20	2,799,000	2,934,035
Williams Partners LP, 3.35% Sr. Unsec. Nts., 8/15/22	4,800,000	4,716,389

		124,938,221

15      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Financials—14.7%
Capital Markets—2.8%
Credit Suisse Group Funding Guernsey Ltd., 3.125% Sr. Unsec. Nts., 12/10/20	$4,000,000	$3,980,986
Goldman Sachs Group, Inc. (The):
2.35% Sr. Unsec. Nts., 11/15/21	4,000,000	3,860,777
2.908% [US0003M+105.3] Sr. Unsec. Nts., 6/5/23[2]	5,000,000	4,846,747
Legg Mason, Inc., 2.70% Sr. Unsec. Nts., 7/15/19	2,000,000	1,996,052
Macquarie Group Ltd., 3.189% [US0003M+102.3] Sr. Unsec. Nts., 11/28/23[1,2]	4,700,000	4,496,725
Moody’s Corp., 2.625% Sr. Unsec. Nts., 1/15/23	6,600,000	6,358,796
Morgan Stanley:
2.625% Sr. Unsec. Nts., 11/17/21	3,000,000	2,927,846
2.75% Sr. Unsec. Nts., 5/19/22	5,600,000	5,458,672
MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[1]	3,420,000	3,351,600
State Street Corp., 2.653% [US0003M+63.5] Sr. Unsec. Nts., 5/15/23[2]	4,000,000	3,902,525
UBS Group Funding Switzerland AG, 2.65% Sr. Unsec. Nts., 2/1/22[1]	4,300,000	4,153,433

		45,334,159
Commercial Banks—7.8%
ABN AMRO Bank NV, 1.80% Sr. Unsec. Nts., 9/20/19[1]	4,400,000	4,338,695
Australia & New Zealand Banking Group Ltd. (New York), 2.625% Sr. Unsec. Nts., 5/19/22	3,430,000	3,327,677
Banco Santander SA, 3.848% Sr. Unsec. Nts., 4/12/23	4,000,000	3,936,719
Bank of America Corp.:
2.738% [US0003M+37] Sr. Unsec. Nts., 1/23/22[2]	3,100,000	3,058,592
3.004% [US0003M+79] Sr. Unsec. Nts., 12/20/23[2]	2,780,000	2,700,052
3.499% [US0003M+63] Sr. Unsec. Nts., 5/17/22[2]	4,800,000	4,811,730
Barclays Bank plc, 2.65% Sr. Unsec. Nts., 1/11/21	6,200,000	6,080,124
BPCE SA, 2.65% Sr. Unsec. Nts., 2/3/21	2,750,000	2,704,358
Citigroup, Inc., 2.90% Sr. Unsec. Nts., 12/8/21	7,000,000	6,886,056
Citizens Bank NA (Providence RI), 2.65% Sr. Unsec. Nts., 5/26/22	4,200,000	4,074,268
Compass Bank, 2.875% Sr. Unsec. Nts., 6/29/22	3,550,000	3,438,248
Credit Agricole SA (London), 3.375% Sr. Unsec. Nts., 1/10/22[1]	3,600,000	3,551,455
Fifth Third Bancorp, 2.60% Sr. Unsec. Nts., 6/15/22	3,500,000	3,402,812
First Horizon National Corp., 3.50% Sr. Unsec. Nts., 12/15/20	3,436,000	3,450,880
HSBC Holdings plc, 2.926% [US0003M+60] Sr. Unsec. Nts., 5/18/21[2]	3,200,000	3,204,624
HSBC USA, Inc., 2.35% Sr. Unsec. Nts., 3/5/20	2,100,000	2,077,314
Huntington National Bank (The):
2.50% Sr. Unsec. Nts., 8/7/22	4,300,000	4,148,064
3.25% Sr. Unsec. Nts., 5/14/21	2,400,000	2,399,305
ING Bank NV, 2.50% Sr. Unsec. Nts., 10/1/19[1]	4,100,000	4,072,577
Intesa Sanpaolo SpA, 3.125% Sr. Unsec. Nts., 7/14/22[1]	4,250,000	3,973,380
JPMorgan Chase & Co.:
2.295% Sr. Unsec. Nts., 8/15/21	2,265,000	2,200,913
2.776% [US0003M+93.5] Sr. Unsec. Nts., 4/25/23[2]	4,200,000	4,083,832

16      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Commercial Banks (Continued)
KeyCorp, 2.90% Sr. Unsec. Nts., 9/15/20	$5,000,000	$4,983,582
Lloyds Bank plc, 3.30% Sr. Unsec. Nts., 5/7/21	4,000,000	3,996,279
Lloyds Banking Group plc, 2.907% [US0003M+81] Sr. Unsec. Nts., 11/7/23[2]	3,800,000	3,632,908
National Bank of Canada, 2.20% Sr. Unsec. Nts., 11/2/20	5,000,000	4,889,024
Regions Bank (Birmingham AL), 2.75% Sr. Unsec. Nts., 4/1/21	1,778,000	1,752,924
Regions Financial Corp., 2.75% Sr. Unsec. Nts., 8/14/22	2,336,000	2,264,315
Royal Bank of Scotland Group plc, 3.498% [US0003M+148] Sr. Unsec. Nts., 5/15/23[2]	2,444,000	2,384,582
SunTrust Banks, Inc., 2.70% Sr. Unsec. Nts., 1/27/22	3,400,000	3,325,439
Synovus Financial Corp., 3.125% Sr. Unsec. Nts., 11/1/22	2,206,000	2,131,503
US Bank NA (Cincinnati OH), 2.85% Sr. Unsec. Nts., 1/23/23	4,600,000	4,528,217
Wells Fargo & Co., 2.625% Sr. Unsec. Nts., 7/22/22	9,100,000	8,761,022

		124,571,470
Consumer Finance—0.9%
American Express Co., 2.50% Sr. Unsec. Nts., 8/1/22	5,700,000	5,481,635
Capital One Financial Corp., 3.05% Sr. Unsec. Nts., 3/9/22	4,200,000	4,120,077
Discover Bank:
3.10% Sr. Unsec. Nts., 6/4/20	1,500,000	1,494,998
3.20% Sr. Unsec. Nts., 8/9/21	2,600,000	2,570,941

		13,667,651
Diversified Financial Services—0.3%
INVISTA Finance LLC, 4.25% Sr. Sec. Nts., 10/15/19[1]	4,055,000	4,086,398

Insurance—1.1%
AXA Equitable Holdings, Inc., 3.90% Sr. Unsec. Nts., 4/20/23[1]	5,000,000	4,986,593
AXIS Specialty Finance plc, 2.65% Sr. Unsec. Nts., 4/1/19	3,100,000	3,095,232
Boardwalk Pipelines LP, 3.375% Sr. Unsec. Nts., 2/1/23	2,850,000	2,759,325
Marsh & McLennan Cos., Inc., 2.75% Sr. Unsec. Nts., 1/30/22	2,800,000	2,736,736
Nuveen Finance LLC, 2.95% Sr. Unsec. Nts., 11/1/19[1]	4,500,000	4,490,708

		18,068,594
Real Estate Investment Trusts (REITs)—1.8%
American Tower Corp., 3.00% Sr. Unsec. Nts., 6/15/23	5,159,000	4,965,685
Crown Castle International Corp., 2.25% Sr. Unsec. Nts., 9/1/21	4,300,000	4,147,419
Digital Realty Trust LP, 2.75% Sr. Unsec. Nts., 2/1/23	4,900,000	4,688,417
HCP, Inc., 2.625% Sr. Unsec. Nts., 2/1/20	4,000,000	3,961,466
Lamar Media Corp., 5.375% Sr. Unsec. Nts., 1/15/24	1,600,000	1,632,000
Prologis International Funding II SA, 4.875% Sr. Unsec. Nts., 2/15/20[1]	525,000	538,146
Regency Centers LP, 4.80% Sr. Unsec. Nts., 4/15/21	3,602,000	3,720,722
VEREIT Operating Partnership LP, 3.00% Sr. Unsec. Nts., 2/6/19	1,302,000	1,302,504
Welltower, Inc.: 3.75% Sr. Unsec. Nts., 3/15/23	2,195,000	2,182,487

17      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Real Estate Investment Trusts (REITs) (Continued)
Welltower, Inc.: (Continued) 4.125% Sr. Unsec. Nts., 4/1/19	$855,000	$861,575

		28,000,421
Health Care—4.6%
Biotechnology—0.7%
AbbVie, Inc., 3.20% Sr. Unsec. Nts., 11/6/22	2,900,000	2,865,035
Biogen, Inc., 3.625% Sr. Unsec. Nts., 9/15/22	4,000,000	4,016,728
Celgene Corp., 3.25% Sr. Unsec. Nts., 2/20/23	5,000,000	4,896,881

		11,778,644
Health Care Equipment & Supplies—1.2%
Abbott Laboratories, 3.25% Sr. Unsec. Nts., 4/15/23	5,150,000	5,085,074
Becton Dickinson & Co., 2.894% Sr. Unsec. Nts., 6/6/22	5,000,000	4,860,410
Boston Scientific Corp., 2.85% Sr. Unsec. Nts., 5/15/20	3,000,000	2,979,078
Zimmer Biomet Holdings, Inc., 3.70% Sr. Unsec. Nts., 3/19/23	6,300,000	6,273,341

		19,197,903
Health Care Providers & Services—2.1%
Anthem, Inc., 2.95% Sr. Unsec. Nts., 12/1/22	3,700,000	3,602,563
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.30% Sr. Unsec. Nts., 5/1/23[1]	4,000,000	3,999,647
CVS Health Corp., 3.70% Sr. Unsec. Nts., 3/9/23	10,400,000	10,381,412
Express Scripts Holding Co., 2.25% Sr. Unsec. Nts., 6/15/19	4,200,000	4,175,354
Fresenius Medical Care US Finance II, Inc.:
4.125% Sr. Unsec. Nts., 10/15/20[1]	3,400,000	3,444,508
5.875% Sr. Unsec. Nts., 1/31/22[1]	1,275,000	1,364,098
Humana, Inc., 2.90% Sr. Unsec. Nts., 12/15/22	2,000,000	1,954,732
Laboratory Corp. of America Holdings, 2.625% Sr. Unsec. Nts., 2/1/20	3,610,000	3,590,892

		32,513,206
Life Sciences Tools & Services—0.5%
IQVIA, Inc., 5.00% Sr. Unsec. Nts., 10/15/26[1]	1,305,000	1,251,169
Life Technologies Corp., 6.00% Sr. Unsec. Nts., 3/1/20	3,300,000	3,453,149
Thermo Fisher Scientific, Inc., 4.15% Sr. Unsec. Nts., 2/1/24	3,600,000	3,678,163

		8,382,481
Pharmaceuticals—0.1%
Mylan, Inc., 2.55% Sr. Unsec. Nts., 3/28/19	1,034,000	1,031,889

Industrials—5.3%
Aerospace & Defense—1.5%
BAE Systems Holdings, Inc., 2.85% Sr. Unsec. Nts., 12/15/20[1]	5,000,000	4,952,012
L3 Technologies, Inc., 3.85% Sr. Unsec. Nts., 6/15/23[5]	2,958,000	2,957,423
Rockwell Collins, Inc., 2.80% Sr. Unsec. Nts., 3/15/22	2,700,000	2,640,587
Rolls-Royce plc, 2.375% Sr. Unsec. Nts., 10/14/20[1]	2,962,000	2,913,811
Spirit AeroSystems, Inc., 3.95% Sr. Unsec. Nts., 6/15/23	5,000,000	5,050,919

18      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Aerospace & Defense (Continued)
Textron, Inc., 4.30% Sr. Unsec. Nts., 3/1/24	$4,450,000	$4,567,760

		23,082,512
Airlines—0.3%
Delta Air Lines, Inc., 2.875% Sr. Unsec. Nts., 3/13/20	5,000,000	4,973,535
Building Products—0.8%
Fortune Brands Home & Security, Inc., 3.00% Sr. Unsec. Nts., 6/15/20	3,800,000	3,780,589
Masco Corp., 3.50% Sr. Unsec. Nts., 4/1/21	3,450,000	3,450,069
Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	4,800,000	4,884,946

		12,115,604
Industrial Conglomerates—0.2%
Roper Technologies, Inc., 3.00% Sr. Unsec. Nts., 12/15/20	3,010,000	2,998,931

Machinery—0.9%
CNH Industrial Capital LLC, 4.875% Sr. Unsec. Nts., 4/1/21	3,750,000	3,871,875
Fortive Corp., 2.35% Sr. Unsec. Nts., 6/15/21	5,100,000	4,963,944
Nvent Finance Sarl, 3.95% Sr. Unsec. Nts., 4/15/23[1]	4,000,000	3,983,457
Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	1,141,000	1,140,090

		13,959,366
Professional Services—0.2%
Nielsen Finance LLC/Nielsen Finance Co., 4.50% Sr. Unsec. Nts., 10/1/20	3,445,000	3,457,919

Road & Rail—0.8%
ERAC USA Finance LLC, 2.60% Sr. Unsec. Nts., 12/1/21[1]	5,500,000	5,361,628
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.70% Sr. Unsec. Nts., 3/14/23[1]	3,900,000	3,717,411
Ryder System, Inc., 3.40% Sr. Unsec. Nts., 3/1/23	4,000,000	3,978,523

		13,057,562
Trading Companies & Distributors—0.4%
Air Lease Corp., 3.00% Sr. Unsec. Nts., 9/15/23	3,550,000	3,397,866
United Rentals North America, Inc., 4.625% Sr. Sec. Nts., 7/15/23	3,350,000	3,383,500

		6,781,366
Transportation Infrastructure—0.2%
Adani Abbot Point Terminal Pty Ltd., 4.45% Sr. Sec. Nts., 12/15/22[1]	4,000,000	3,683,144

Information Technology—4.5%
Communications Equipment—0.2%
Juniper Networks, Inc., 3.125% Sr. Unsec. Nts., 2/26/19	3,478,000	3,489,920

19      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electronic Equipment, Instruments, & Components—0.9%
CDW LLC/CDW Finance Corp.:
5.00% Sr. Unsec. Nts., 9/1/25	$1,500,000	$1,489,200
5.50% Sr. Unsec. Nts., 12/1/24	552,000	571,320
FLIR Systems, Inc., 3.125% Sr. Unsec. Nts., 6/15/21	3,500,000	3,468,566
Keysight Technologies, Inc., 3.30% Sr. Unsec. Nts., 10/30/19	4,000,000	3,994,916
Tech Data Corp., 3.70% Sr. Unsec. Nts., 2/15/22	5,000,000	4,936,673

		14,460,675
Internet Software & Services—0.3%
eBay, Inc., 2.75% Sr. Unsec. Nts., 1/30/23	3,500,000	3,387,544
VeriSign, Inc.:
4.75% Sr. Unsec. Nts., 7/15/27	631,000	612,859
5.25% Sr. Unsec. Nts., 4/1/25	1,010,000	1,036,512

		5,036,915
IT Services—1.3%
DXC Technology Co., 4.25% Sr. Unsec. Nts., 4/15/24	5,000,000	5,040,012
Leidos Holdings, Inc., 4.45% Sr. Sec. Nts., 12/1/20	6,202,000	6,310,535
Total System Services, Inc.:
2.375% Sr. Unsec. Nts., 6/1/18	4,232,000	4,232,000
4.00% Sr. Unsec. Nts., 6/1/23	5,000,000	5,039,540

		20,622,087
Semiconductors & Semiconductor Equipment—0.5%
Microchip Technology, Inc., 4.333% Sr. Sec. Nts., 6/1/23[1]	4,000,000	4,021,262
NXP BV/NXP Funding LLC, 4.125% Sr. Unsec. Nts., 6/1/21[1]	3,500,000	3,539,410

		7,560,672
Software—1.1%
Activision Blizzard, Inc., 2.30% Sr. Unsec. Nts., 9/15/21	5,620,000	5,458,388
Autodesk, Inc., 3.125% Sr. Unsec. Nts., 6/15/20	3,000,000	2,999,824
Dell International LLC/EMC Corp.:
4.42% Sr. Sec. Nts., 6/15/21[1]	4,100,000	4,175,241
5.875% Sr. Unsec. Nts., 6/15/21[1]	188,000	193,400
Dell, Inc., 5.875% Sr. Unsec. Nts., 6/15/19	2,400,000	2,474,880
VMware, Inc., 2.95% Sr. Unsec. Nts., 8/21/22	2,900,000	2,787,656

		18,089,389
Technology Hardware, Storage & Peripherals—0.2%
Hewlett Packard Enterprise Co., 4.40% Sr. Unsec. Nts., 10/15/22	3,100,000	3,203,280

Materials—4.9%
Chemicals—2.1%
Celanese US Holdings LLC:
4.625% Sr. Unsec. Nts., 11/15/22	2,900,000	2,994,897
5.875% Sr. Unsec. Nts., 6/15/21	3,100,000	3,300,385
CF Industries, Inc.:
3.40% Sr. Sec. Nts., 12/1/21[1]	4,385,000	4,319,099

20      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Chemicals (Continued)
CF Industries, Inc.: (Continued) 7.125% Sr. Unsec. Nts., 5/1/20	$1,196,000	$1,273,740
LyondellBasell Industries NV, 6.00% Sr. Unsec. Nts., 11/15/21	3,600,000	3,881,428
Methanex Corp., 3.25% Sr. Unsec. Nts., 12/15/19	3,400,000	3,388,222
Nutrien Ltd., 3.50% Sr. Unsec. Nts., 6/1/23	3,800,000	3,740,586
RPM International, Inc., 6.125% Sr. Unsec. Nts., 10/15/19	2,500,000	2,596,311
Sherwin-Williams Co. (The), 2.75% Sr. Unsec. Nts., 6/1/22	4,150,000	4,043,066
Yara International ASA, 7.875% Sr. Unsec. Nts., 6/11/19[1]	4,100,000	4,279,543

		33,817,277
Construction Materials—0.2%
Boral Finance Pty Ltd., 3.00% Sr. Unsec. Nts., 11/1/22[1]	3,000,000	2,913,831
Containers & Packaging—0.9%
Ball Corp., 4.375% Sr. Unsec. Nts., 12/15/20	3,300,000	3,368,376
Graphic Packaging International LLC, 4.75% Sr. Unsec. Nts., 4/15/21	1,958,000	1,977,580
Packaging Corp. of America, 3.90% Sr. Unsec. Unsub. Nts., 6/15/22	2,250,000	2,287,170
Sealed Air Corp., 6.50% Sr. Unsec. Nts., 12/1/20[1]	3,100,000	3,278,250
WestRock RKT Co., 3.50% Sr. Unsec. Unsub. Nts., 3/1/20	3,205,000	3,222,333

		14,133,709
Metals & Mining—1.4%
Anglo American Capital plc, 3.75% Sr. Unsec. Nts., 4/10/22[1]	3,000,000	2,987,202
ArcelorMittal, 6.50% Sr. Unsec. Nts., 2/25/22	3,600,000	3,870,000
Glencore Finance Canada Ltd., 4.95% Sr. Unsec. Nts., 11/15/21[1]	2,135,000	2,222,154
Goldcorp, Inc., 3.70% Sr. Unsec. Nts., 3/15/23	4,650,000	4,601,358
Newcrest Finance Pty Ltd., 4.45% Sr. Unsec. Nts., 11/15/21[1]	3,650,000	3,708,261
Newmont Mining Corp., 5.125% Sr. Unsec. Nts., 10/1/19	1,500,000	1,539,020
Teck Resources Ltd., 4.75% Sr. Unsec. Nts., 1/15/22	3,800,000	3,858,178

		22,786,173
Paper & Forest Products—0.3%
Domtar Corp., 4.40% Sr. Unsec. Nts., 4/1/22	3,800,000	3,888,057
Telecommunication Services—2.2%
Diversified Telecommunication Services—1.8%
AT&T, Inc., 3.60% Sr. Unsec. Nts., 2/17/23	6,600,000	6,558,639
CenturyLink, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/20	3,400,000	3,455,250
Deutsche Telekom International Finance BV, 2.82% Sr. Unsec. Nts., 1/19/22[1]	5,600,000	5,471,925
Telecom Italia SpA, 5.303% Sr. Unsec. Nts., 5/30/24[1]	3,810,000	3,805,238
Telefonica Emisiones SAU, 4.57% Sr. Unsec. Nts., 4/27/23	6,100,000	6,356,047
T-Mobile USA, Inc., 6.375% Sr. Unsec. Nts., 3/1/25	3,800,000	3,980,120
		29,627,219

21      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Wireless Telecommunication Services—0.4%
Vodafone Group plc, 3.75% Sr. Unsec. Nts., 1/16/24	$6,371,000	$6,344,822
Utilities—5.5%
Electric Utilities—3.3%
Cleveland Electric Illuminating Co. (The), 8.875% Sec. Nts., 11/15/18	3,123,000	3,205,763
Emera US Finance LP, 2.70% Sr. Unsec. Nts., 6/15/21	4,700,000	4,584,722
Enel Finance International NV, 2.75% Sr. Unsec. Nts., 4/6/23[1]	6,000,000	5,632,361
Entergy Corp., 5.125% Sr. Unsec. Nts., 9/15/20	3,500,000	3,631,859
Entergy Texas, Inc., 7.125% Sec. Nts., 2/1/19	781,000	802,623
Exelon Corp., 3.497% Jr. Sub. Nts., 6/1/22	4,000,000	3,966,412
FirstEnergy Corp., 4.25% Sr. Unsec. Unsub. Nts., 3/15/23	3,900,000	3,979,286
Fortis, Inc., 2.10% Sr. Unsec. Nts., 10/4/21	4,350,000	4,162,516
Great Plains Energy, Inc., 4.85% Sr. Unsec. Nts., 6/1/21	1,640,000	1,692,374
Iberdrola Finance Ireland DAC, 5.00% Sr. Unsec. Nts., 9/11/19[1]	2,000,000	2,048,832
PNM Resources, Inc., 3.25% Sr. Unsec. Nts., 3/9/21	4,000,000	3,986,771
PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[1]	5,048,000	5,284,567
Progress Energy, Inc., 4.40% Sr. Unsec. Nts., 1/15/21	750,000	768,212
Southern Co. (The), 1.55% Sr. Unsec. Nts., 7/1/18	3,350,000	3,348,020
Southern Power Co., 2.50% Sr. Unsec. Nts., 12/15/21	3,700,000	3,599,479
Southwestern Electric Power Co., 3.55% Sr. Unsec. Nts., 2/15/22	2,000,000	2,018,481

		52,712,278
Independent Power and Renewable Electricity Producers—0.2%
IPALCO Enterprises, Inc., 3.45% Sr. Sec. Nts., 7/15/20	3,400,000	3,383,000
Multi-Utilities—2.0%
CenterPoint Energy Resources Corp.:
3.55% Sr. Unsec. Nts., 4/1/23	3,000,000	2,997,356
4.50% Sr. Unsec. Nts., 1/15/21	1,400,000	1,437,777
Dominion Energy, Inc.:
2.75% Sr. Unsec. Nts., 1/15/22	3,000,000	2,917,921
4.104% Jr. Sub. Nts., 4/1/21[9]	4,500,000	4,569,372
DTE Energy Co., 3.30% Sr. Unsec. Nts., 6/15/22	3,500,000	3,472,070
Enable Midstream Partners LP, 2.40% Sr. Unsec. Nts., 5/15/19	3,000,000	2,981,033
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.875% Sr. Unsec. Nts., 3/1/22	1,250,000	1,328,918
NiSource, Inc.:
3.85% Sr. Unsec. Nts., 2/15/23	3,500,000	3,532,106
6.80% Sr. Unsec. Nts., 1/15/19	664,000	680,307
PSEG Power LLC, 5.125% Sr. Unsec. Nts., 4/15/20	3,750,000	3,876,514
Sempra Energy, 2.40% Sr. Unsec. Nts., 3/15/20	4,000,000	3,953,946

		31,747,320

Total Corporate Bonds and Notes (Cost $1,076,079,279)		1,060,099,902

22      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Short-Term Notes—1.0%
Marriott International, Inc., 2.428%, 6/5/18[1,10,11]	$3,100,000	$3,099,059
Schlumberger Holdings Corp., 2.565%, 7/2/18[1,10,11]	2,300,000	2,295,594
Sempra Energy, 2.564%, 6/19/18[10,11]	3,100,000	3,096,309
WPP LLC:
2.82%, 7/16/18[11]	5,900,000	5,881,868
2.85%, 7/18/18[1,10,11]	1,200,000	1,196,136

Total Short-Term Notes (Cost $15,565,080)		15,568,966

	Counter -party	Buy /Sell Protection	Reference Asset	Fixed Rate	Expiration Date	Notional Amount (000’s)	Value
Over-the-Counter Credit Default Swaption Purchased—0.0%
Credit Default Swap maturing 6/20/23 Call[12] (Cost $248,200)	BAC	Buy	CDX. NA.IG.30	1.00%	6/20/18	USD 170,000	101,065

	Shares	Value
Investment Company—1.4%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.71%[13,14] (Cost $22,176,704)	22,176,704	22,176,704
Total Investments, at Value (Cost $1,890,110,014)	117.7%	1,875,050,135
Net Other Assets (Liabilities)	(17.7)	(281,699,390)

Net Assets	100.0%	$1,593,350,745

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $433,965,718 or 27.24% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $12,342,815 or 0.77% of the Fund’s net assets at period end.

4. Interest rate is less than 0.0005%.

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $46,359 or less than 0.005% of the Fund’s net assets at period end.

7. Restricted security. The aggregate value of restricted securities at period end was $10,496, which represents less than 0.005% of the Fund’s net assets. See Note 3 of the accompanying Notes. Information concerning restricted securities is as follows:

23      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24	4/21/97-6/21/97	$659,551	$10,293	$(649,258)
Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2000-PH1, Cl. X, 0.00%, 1/17/34	3/8/02	282,923	203	(282,720)

		$942,474	$10,496	$(931,978)

8. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

10. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $9,687,098 or 0.61% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

11. Current yield as of period end.

12. Non-income producing security.

13. Rate shown is the 7-day yield at period end.

14. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2017	Gross Additions	Gross Reductions	Shares May 31, 2018
Oppenheimer Institutional Government Money Market Fund, Cl. E	29,426,501	562,701,950	569,951,747	22,176,704

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$22,176,704	$314,354	$—	$—

Futures Contracts as of May 31, 2018
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
United States
Treasury Long Bonds	Sell	9/19/18	124	USD 17,932	$17,995,500	$(63,577)

24      OPPENHEIMER LIMITED-TERM BOND FUND

Futures Contracts (Continued)
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
United States
Treasury Nts., 10 yr.	Sell	9/19/18	1,623	USD 194,675	$195,470,063	$(794,839)
United States
Treasury Nts., 2 yr.	Buy	9/28/18	1,396	USD 296,760	296,279,189	(480,891)
United States
Treasury Nts., 5 yr.	Sell	9/28/18	2,279	USD 258,657	259,556,734	(899,283)

						$(2,238,590)

Over-the-Counter Credit Default Swaptions Written at May 31, 2018
Description	Counter- party	Buy/Sell Protection	Reference Asset	Fixed Rate	Expiration Date	Notional Amount (000’s)	Premiums Received	Value
Credit Default Swap maturing 6/20/23 Call	BAC	Sell	CDX. NA.IG.30	1.000%	6/20/18	USD 170,000	$112,200	$(34,017)

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc

Definitions
CDX.NA.IG.30	Markit CDX North American Investment Grade High Volatility
D11COF	Cost of Funds for the 11th District of San Francisco
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
LIBOR01M	ICE LIBOR USD 1 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

25      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS May 31, 2018

1. Organization

Oppenheimer Limited-Term Bond Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event

26      OPPENHEIMER LIMITED-TERM BOND FUND

2. Securities Valuation (Continued)

probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or

27      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$244,600,628	$—	$244,600,628
Mortgage-Backed Obligations	—	528,922,937	49,078	528,972,015
U.S. Government Obligations	—	3,530,855	—	3,530,855
Corporate Bonds and Notes	—	1,060,099,902	—	1,060,099,902
Short-Term Notes	—	15,568,966	—	15,568,966
Over-the-Counter Credit Default
Swaption Purchased	—	101,065	—	101,065
Investment Company	22,176,704	—	—	22,176,704

Total Assets	$22,176,704	$1,852,824,353	$49,078	$1,875,050,135

Liabilities Table
Other Financial Instruments:
Futures contracts	$(2,238,590)	$—	$—	$(2,238,590)
Swaptions written, at value	—	(34,017)	—	(34,017)

Total Liabilities	$(2,238,590)	$(34,017)	$—	$(2,272,607)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services

28      OPPENHEIMER LIMITED-TERM BOND FUND

3. Investments and Risks (Continued)

to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

29      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$333,038,574
Sold securities	39,920,026

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the counterparty pledged $510,000 of collateral to the Fund for forward roll transactions.

At period end, the Fund pledged $345,000 of collateral to the counterparty for forward roll transactions.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of

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4. Market Risk Factors (Continued)

assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $129,152,461 and $468,591,415 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include

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5. Use of Derivatives (Continued)

the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference

33      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

For the reporting period, the Fund had ending monthly average notional amount of $743,000 on credit default swaps to sell protection.

At period end, the Fund had no credit default swap agreements outstanding.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Statement of Investments and the Statement of Assets and Liabilities. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund may purchase swaptions which give it the option to buy or sell credit protection

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5. Use of Derivatives (Continued)

through credit default swaps in order to decrease or increase exposure to the credit risk of individual issuers and/ or indexes of issuers. A swaption selling protection becomes more valuable as the likelihood of a credit event on the reference asset decreases. A swaption buying protection becomes more valuable as the likelihood of a credit event on the reference asset increases.

The Fund may write swaptions which give it the obligation, if exercised by the purchaser, to sell or buy credit protection through credit default swaps in order to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers. A written swaption selling protection becomes more valuable as the likelihood of a credit event on the reference asset decreases. A written swaption buying protection becomes more valuable as the likelihood of a credit event on the reference asset increases.

During the reporting period, the Fund had an ending monthly average market value of $24,092 and $10,827 on purchased and written swaptions, respectively.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in

35      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g.

36      OPPENHEIMER LIMITED-TERM BOND FUND

5. Use of Derivatives (Continued)

$250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

37      OPPENHEIMER LIMITED-TERM BOND FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/20/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	7/20/2018